Share capital, share premium and transaction costs on new equity instruments - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Jun. 25, 2024 € / shares shares	Oct. 18, 2023 EUR (€) warrant € / shares shares	Oct. 03, 2023 EUR (€) warrant € / shares shares	Jun. 09, 2023 EUR (€) € / shares shares	Apr. 15, 2022 EUR (€) shares € / shares	Mar. 22, 2022 EUR (€) € / shares shares	Mar. 16, 2022 EUR (€) € / shares shares	Jul. 28, 2021 EUR (€) € / shares shares	Jul. 28, 2021 USD ($) shares	Oct. 18, 2023 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) warrant € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Jun. 25, 2025 € / shares	May 16, 2022 EUR (€)	Mar. 12, 2022 shares	Dec. 31, 2021 € / shares shares	Jul. 28, 2021 $ / shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital											€ 32,801,000	€ 32,521,000
Par value per share (in EUR per share) | € / shares				€ 0.12	€ 0.12	€ 0.12	€ 0.12				€ 0.12	€ 0.12	€ 0.12	€ 0.12
Issue of equity												€ (955,000)
Share Capital increase on conversion (in shares) | shares							235,935,061
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares							1
Increase through exchange of ordinary shares (in shares) | shares							14,907,582
Equity contribution (Spartan shareholders)							€ 87,597,000						€ 87,597,000
Shares issued in the period (in shares) | shares						2,500,000	12,500,000
Contract liabilities											€ 22,852,000	10,003,000
Private Placement Warrants exercise (in shares) | shares					1,334,949
Increase through exercise of warrants, equity												€ 7,569,000	€ 13,854,000
Number of shares issued (in shares) | shares											273,340,743	271,010,790	267,177,592			190,270,211
Share issue related cost											€ 0
Private Placement Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Warrant assumed on transaction date (shares)					9,360,000
Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares		€ 0.12	€ 0.12							€ 0.12
Shares issued in the period (in shares) | shares		159,712	2,996,918							3,156,630
Warrant assumed on transaction date (shares)		770,110	13,029,838							13,799,948
PIPE financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity													€ 132,690,000
Shares issued in the period (in shares) | shares								15,000,000	15,000,000
Price per share (in EURO per share) | (per share)								€ 9.07										$ 10.00
Proceeds from issuing equity instruments								€ 136,048,000	$ 150,000
Contract liabilities											€ 45,000	€ 2,906,000			€ 3,358,000
Long-term Incentive Plan
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares) | shares				9,600							309,953	666,968
Proceeds from issuing shares				€ 0							€ 0	€ 0
Performance Options
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares	€ 0.12
Shares issued in the period (in shares) | shares	2,020,000
Number of shares issued (in shares) | shares												0
General and administrative expenses
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Share-based payment expenses - SPAC Transaction							€ 158,714,000				0	€ 0	158,714,000
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (Allego Holding shareholders)							28,311,000
Issue of equity						€ 300,000	1,500,000					0
Equity contribution (Spartan shareholders)							1,789,000						1,789,000
Increase through exercise of warrants, equity					€ 160,000							379,000	160,000
Share capital | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through exercise of warrants, equity		€ 19,000	€ 360,000							€ 379,000
Share capital | PIPE financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity													1,800,000
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (Allego Holding shareholders)							(28,311,000)
Issue of equity						€ 22,375,000	108,515,000					(955,000)
Equity contribution (Spartan shareholders)							€ 85,808,000						85,808,000
Increase through exercise of warrants, equity					€ 13,694,000							7,190,000	13,694,000
Share issue related cost											955,000
Share premium | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through exercise of warrants, equity		€ 252,000	€ 6,938,000							€ 7,190,000
Share premium | PIPE financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity													€ 130,890,000
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares							€ 1										€ 1.00
Shareholder loan to equity conversion (in shares) | shares							2
Number of shares issued in the fee agreement (in shares) | shares							22
Number of shares exchanged for shares in new company (in share) | shares							124
Number of shares issued (in shares) | shares							124									100	100
Allego Holding | Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shareholder loan equity conversion							€ 2
Issue of equity							22
Allego Holding | Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (Allego Holding shareholders)							€ 101,931,000
Ordinary Shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital											€ 32,801,000	€ 32,521,000
Number of shares outstanding (in shares) | shares											273,340,743	271,010,790
Par value per share (in EUR per share) | € / shares											€ 0.12	€ 0.12
Authorized capital											€ 108,000,000	€ 108,000,000
Number of shares authorised | shares											900,000,000	900,000,000
Share issue related cost											€ 0	€ 955,000